Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net of deferred income tax	$ (1.6)	$ 6.2	$ (2.8)